Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		6 Months Ended	12 Months Ended	14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2026	May 01, 2020	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2022	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000004204
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Growth Fund
Accumulated Value			$ 10,000				$ 11,755		$ 14,170		$ 16,365		$ 17,779		$ 24,203		$ 18,853		$ 23,369	$ 27,220	$ 31,719	$ 38,263
C000004205
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Rising Dividend Fund
Accumulated Value			10,000				11,210		12,634		13,899		13,434		18,696		17,576		20,075	23,010	25,604	24,798
C000273645
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Undiscovered Fund
Accumulated Value	$ 10,000			$ 10,670
C000004203
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Value Fund
Accumulated Value			10,000				11,822		13,702		14,351		12,069		18,919		17,481		19,407	21,955	26,692	29,387
C000088418
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria World Equity Fund
Accumulated Value			10,000				11,647		12,437		13,645		12,195		16,253		14,097		17,066	18,879	21,525	24,502
C000219050
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Growth Focused Fund
Accumulated Value		$ 10,000			$ 10,630			$ 14,598		$ 10,628		$ 12,863		$ 13,734		$ 17,700		$ 19,169
C000004202
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Value Focused Fund
Accumulated Value			10,000				11,125		13,209		12,958		12,599		20,873		19,931		22,247	27,337	35,251	42,706
C000004207
Account Value [Line Items]
Line Graph and Table Measure Name						Ave Maria Bond Fund
Accumulated Value			10,000				10,218		10,442		11,042		11,402		12,567		11,928		12,288	13,120	13,996	14,476
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,426
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index
Accumulated Value			10,000				11,879		13,153		13,908		14,202		19,778		16,663		19,417	23,179	26,927	33,301
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,992			15,476		13,833		16,543		20,606		23,730		29,028
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969		9,929		10,710		11,646		11,607		10,413		10,315	10,587	11,230	11,656
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value			10,000				11,726		13,131		14,205		13,744		20,713		18,770		21,353	23,870	26,910	32,077
S&P 500 Dividend Aristocrats TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats Index
Accumulated Value			10,000				10,876		12,041		13,765		13,723		18,955		18,257		20,655	21,620	23,205	26,569
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 10,841
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,857		13,458		13,641		12,728		19,503		16,648		19,580	22,238	23,912	30,101
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		$ 10,000			$ 11,393			$ 16,568		$ 13,172		$ 15,703		$ 18,659		$ 19,461		$ 25,301
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,809		13,521		14,780		15,679		22,283		19,828		23,643	29,204	33,432	41,078
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value			$ 10,000				$ 9,979		$ 9,921		$ 10,609		$ 11,364		$ 11,385		$ 10,556		$ 10,546	$ 10,989	$ 11,729	$ 12,097